OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2015	2014
Other taxes payable	$111,584	$155,354
Accrued payroll & welfare	14,175	35,110
Accrued expense & liability	967,234	802,059
Interest payable	551,987	583,035
Others	24,690	47,400
	$1,669,670	$1,622,958